Lease Liabilities (Details) - Schedule of future minimum rental payments for operating leases ¥ in Thousands	Mar. 31, 2023 CNY (¥)
Schedule of Future Minimum Rental Payments for Operating Leases [Abstract]
2024	¥ 804
2025	201
Total	¥ 1,005